Income Taxes - Schedule of Provision for Income Taxes (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
BC corporate tax rate in 2017	11.00%
BC corporate tax rate starting in 2018	12.00%
Combined statutory tax rate for years 2018 and beyond	27.00%